Indebtedness (Amortization and Maturity Schedule) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
2019	$ 56,547
2020	420,900
2021	479,359
2022	402,172
2023	302,281
2024	452,395
2025	402,503
2026	404,440
2027	2,617
2028 and thereafter	182,412
Subtotal	3,105,626
Reconciling items	(12,880)
Total for consolidated balance sheet	$ 3,092,746
Weighted average interest rate	3.80%
Principal Amortization, Mortgages
Debt Instrument [Line Items]
2019	$ 6,504
2020	3,539
2021	2,504
2022	2,172
2023	2,281
2024	2,395
2025	2,503
2026	2,494
2027	2,617
2028 and thereafter	17,183
Subtotal	44,192
Reconciling items	1,422
Total for consolidated balance sheet	45,614
Principal Maturities, Mortgages
Debt Instrument [Line Items]
2019	50,043
2020	67,361
2021	65,009
2022	0
2023	0
2024	0
2025	0
2026	1,946
2027	0
2028 and thereafter	165,229
Subtotal	349,588
Reconciling items	0
Total for consolidated balance sheet	349,588
Unsecured Debt
Debt Instrument [Line Items]
2019	0
2020	350,000
2021	0
2022	400,000
2023	300,000
2024	450,000
2025	400,000
2026	400,000
2027	0
2028 and thereafter	0
Subtotal	2,300,000
Reconciling items	(14,302)
Total for consolidated balance sheet	2,285,698
Credit Facilities
Debt Instrument [Line Items]
2019	0
2020	0
2021	411,846
2022	0
2023	0
2024	0
2025	0
2026	0
2027	0
2028 and thereafter	0
Subtotal	411,846
Reconciling items	0
Total for consolidated balance sheet	$ 411,846
Due in Next Twelve Months
Debt Instrument [Line Items]
Weighted average interest rate	4.00%
Due in Year Two
Debt Instrument [Line Items]
Weighted average interest rate	4.70%
Due in Year Three
Debt Instrument [Line Items]
Weighted average interest rate	3.50%
Due in Year Four
Debt Instrument [Line Items]
Weighted average interest rate	4.10%
Due in Year Five
Debt Instrument [Line Items]
Weighted average interest rate	3.40%
Due in Year Six
Debt Instrument [Line Items]
Weighted average interest rate	4.40%
Due in Year Seven
Debt Instrument [Line Items]
Weighted average interest rate	3.80%
Due in Year Eight
Debt Instrument [Line Items]
Weighted average interest rate	3.30%
Due in Year Nine
Debt Instrument [Line Items]
Weighted average interest rate	4.80%
Due After Year Nine
Debt Instrument [Line Items]
Weighted average interest rate	2.90%